Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Summary Loss Per Common Share Computation

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

Years Ended December 31,	2013	2012	2011
Net loss	$(9,943)	$(50,491)	$(67,505)

Net loss available to common shareholders	$(9,943)	$(50,491)	$(67,505)

Average common shares outstanding	86,415,812	85,938,714	76,653,990
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	86,415,812	85,938,714	76,653,990

Loss per share – basic	$(0.12)	$(0.59)	$(0.88)
Loss per share – diluted	$(0.12)	$(0.59)	$(0.88)